Trade and other payables - Additional information (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2018
Senior Secured Loan Facility
Disclosure of detailed information about trade and other payables [line items]
Notional amount	$ 340,000,000	$ 581,000,000.0